Income Taxes (Details 3) - USD ($)	Dec. 31, 2014	Dec. 31, 2013	Jun. 06, 2013
Federal
Tax credit carryovers
Tax credit carryovers	$ 97,570	$ 97,570	$ 97,570
California
Tax credit carryovers
Tax credit carryovers	$ 87,062